Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow statement supplementary information [Line Items]
Payments of lease liabilities, classified as financing activities	€ 316	€ 308	€ 325
Interest paid, classified as operating activities	205	151	148
Purchase of financial instruments, classified as investing activities	72	48	13
Net cash outflow from non-current financial assets	38	0	66
China [Member]
Cash flow statement supplementary information [Line Items]
Net cash outflow from non-current financial assets			45
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Interest paid, classified as operating activities	€ 25	€ 25	€ 29